Income Tax (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
Schedule of Income Tax Expense (Benefit)Schedule of Expiration Dates of Unused Tax Losses and Amounts of Unrecognized Deferred Tax Assets	Components of income tax expense:
	Six months ended June 30
	2025	2024
Current tax:
Current tax on profits for the period	$2,447,928	$1,912,210
Prior year income tax overestimation	(22,022)	-
Total current tax	2,425,906	1,912,210

Deferred tax:
Origination and reversal of temporary differences	(2,109,695)	(1,781,319)
Income tax expense	$316,211	$137,891